INVENTORIES - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Roll-forward of estimated losses
Opening balance	R$ (105,989)	R$ (91,258)
Additions	(65,085)	(89,552)
Reversals	33,666	33,492
Write-offs	42,355	41,329
Closing balance	R$ (95,053)	R$ (105,989)